UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund : FSRRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 36	0.70%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915558.101    1505-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class Z : FIQDX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.61%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915559.101    3262-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class M : FSRTX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915556.101    1489-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity® Strategic Real Return Fund Class K6 : FSRKX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.51%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915560.101    5020-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class I : FSIRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915557.101    1490-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class C : FCSRX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.70%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915555.101    1488-TSRS-0526

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Strategic Real Return Fund Fidelity Advisor® Strategic Real Return Fund Class A : FSRAX

This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.95%
Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%
What did the Fund invest in?
(as of March 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.7
AAA - 0.0
AA - 0.0
A - 0.8
BBB - 3.4
BB - 6.3
B - 15.5
CCC,CC,C - 2.1
D - 0.0
Not Rated - 4.7
Equities - 41.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Floating-Rate debt - 25.0
Inflation-Protected Debt - 22.7
Commodities & Related Investments - 15.2
Commodity Equities - 15.0
Real Estate Income - 11.9
REITs - 9.7
Global Infrastructure Equities - 0.2
MLPs - 0.0
Gold-Miners Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Canada - 3.0
Australia - 1.3
Brazil - 0.9
United Kingdom - 0.7
China - 0.7
Finland - 0.4
France - 0.3
Netherlands - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.6
Fidelity Commodity Strategy Central Fund	14.7
US Treasury Bonds	4.1
Exxon Mobil Corp	1.6
Corteva Inc	1.2
Equinix Inc	1.2
Prologis Inc	1.2
Ventas Inc	0.9
Welltower Inc	0.8
Archer-Daniels-Midland Co	0.8
45.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915554.101    1486-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Real Return Fund

Semi-Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Strategic Real Return Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (d)(e)(f)(g)	500,000	0
UNITED STATES - 0.5%
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (f)	85,000	84,329
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (f)	81,056	73,217
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (f)	181,316	178,943
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (f)	210,000	208,061
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (f)	100,000	99,362
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (f)	100,000	98,312
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (f)	250,000	249,995
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (f)	221,000	220,485
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (f)	201,000	200,469
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (f)	336,000	334,816
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (f)	121,000	117,306
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.1725% 5/17/2039 (d)(e)(f)	237,555	237,975
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (f)	238,000	235,819
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (f)	295,000	292,609
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (f)	100,000	100,415
TOTAL UNITED STATES		2,732,113
TOTAL ASSET-BACKED SECURITIES (Cost $3,335,541)		2,732,113

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.5375% 9/15/2038 (d)(e)(f)	106,000	96,902
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)(f)(g)	264,000	158,818
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	118,364
BANK Series 2021-BN38 Class C, 3.2181% 12/15/2064 (d)	554,000	459,840
BANK Series 2022-BNK41 Class C, 3.7892% 4/15/2065 (d)	567,000	499,536
BANK Series 2022-BNK42 Class C, 4.7227% 6/15/2055 (d)	500,000	448,962
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (f)	180,000	130,320
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (f)	141,000	96,113
BANK Series 2022-BNK44 Class A5, 5.7433% 11/15/2055 (d)	100,000	104,083
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (d)	175,000	176,217
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5861% 4/15/2053 (d)	500,000	426,418
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	164,090
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	750,000	628,020
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (f)	163,000	120,362
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (d)(f)(g)	417,000	151,787
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	96,798
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (f)	250,000	176,857
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3634% 11/15/2041 (d)(e)(f)	84,000	84,026
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (d)(f)(g)	84,000	67,089
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (d)(f)	105,000	79,983
BMO Mortgage Trust Series 2023-C5 Class B, 6.4729% 6/15/2056 (d)	250,000	258,659
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (d)(f)	100,000	102,306
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (d)(f)	56,000	55,625
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.861% 11/15/2042 (d)(e)(f)	250,000	248,453
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (d)(f)	284,000	262,454
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5619% 6/15/2041 (d)(e)(f)	200,000	196,261
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.6104% 6/15/2041 (d)(e)(f)	500,000	494,812
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3725% 2/15/2035 (d)(e)(f)	300,000	298,819
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8632% 3/15/2042 (d)(e)(f)	500,000	495,474
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (d)(f)	789,000	711,658
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (d)(f)	100,000	101,141
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (d)(f)	200,000	204,014
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3627% 4/15/2040 (d)(e)(f)	226,661	226,377
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.0065% 12/15/2038 (d)(e)(f)	177,832	177,665
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7336% 10/15/2036 (d)(e)(f)	198,000	196,268
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7725% 3/15/2043 (d)(e)(f)	215,000	213,655
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6725% 3/15/2043 (d)(e)(f)	100,000	99,376
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0225% 1/15/2039 (d)(e)(f)	100,000	99,500
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8725% 1/15/2039 (d)(e)(f)	100,000	99,750
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9715% 1/15/2039 (d)(e)(f)	119,481	119,076
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.6127% 11/15/2041 (d)(e)(f)	45,914	45,886
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.6113% 11/15/2041 (d)(e)(f)	155,055	154,191
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.273% 10/15/2042 (d)(e)(f)	200,000	199,600
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5725% 2/15/2036 (d)(e)(f)	345,000	341,676
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.47% 4/15/2041 (d)(e)(f)	160,000	160,000
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4225% 10/15/2037 (d)(e)(f)	100,000	99,625
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (d)(f)	250,000	251,160
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	232,000	213,815
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (f)	56,000	44,079
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	814,580
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.561% 8/15/2041 (d)(e)(f)	200,000	198,169
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.1039% 6/15/2034 (e)(f)	80,000	33,353
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	750,000	708,550
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (d)(f)	240,000	236,818
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (d)(f)	200,000	201,810
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5725% 2/15/2043 (d)(e)(f)	158,509	158,855
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4225% 2/15/2043 (d)(f)	247,670	247,668
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.141% 8/10/2044 (d)(f)	63,000	21,168
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (f)(g)	42,000	126
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (d)(f)	200,000	201,164
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (d)(f)	900,000	892,996
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(f)	163,000	160,462
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (f)	151,000	102,541
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (d)(f)	100,000	98,162
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (f)	51,770	50,488
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.74% 8/15/2038 (d)(e)(f)	99,185	97,938
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3884% 4/15/2038 (d)(e)(f)	80,000	79,950
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9884% 4/15/2038 (d)(e)(f)	160,000	159,900
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5375% 7/15/2038 (d)(e)(f)	105,000	104,935
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7375% 7/15/2038 (d)(e)(f)	100,000	99,684
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9317% 1/15/2039 (d)(e)(f)	80,000	79,950
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (d)(f)	92,363	91,457
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.494% 6/15/2044 (d)(f)(h)	4,902,529	18,422
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9399% 7/15/2049 (d)(f)	112,000	109,099
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	218,895
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	482,717
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	440,667
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (d)(f)	162,000	156,088
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (d)	250,000	261,939
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (d)(f)	224,000	224,107
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (d)(f)	100,000	99,208
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (d)(f)	100,000	98,697
PCY Series 2026-FCMT Class C, 5.6846% 4/5/2041 (d)(f)	100,000	100,339
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3745% 7/15/2038 (d)(e)(f)(g)	100,000	34,533
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1375% 7/15/2038 (d)(e)(f)	100,000	18,762
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8225% 3/15/2043 (d)(e)(f)	100,000	99,004
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (f)	350,000	300,020
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (d)(f)	170,000	168,516
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (f)	89,407	90,828
Ride Series 2025-SHRE Class E, 8.069% 2/14/2047 (d)(f)	100,000	103,040
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (f)	158,000	164,376
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.6128% 11/15/2034 (d)(e)(f)	70,000	69,913
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.861% 11/15/2034 (d)(e)(f)	70,000	69,810
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (d)(f)	150,000	135,744
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2725% 10/15/2041 (d)(e)(f)	112,000	111,721
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.623% 1/15/2039 (d)(e)(f)	250,000	249,219
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.023% 1/15/2039 (d)(e)(f)	135,000	131,625
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 6.4057% 11/15/2036 (d)(e)(f)	100,000	99,938
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.703% 11/15/2036 (d)(e)(f)	128,000	127,543
SREIT Trust Series 2021-PALM Class E, CME Term SOFR 1 month Index + 2.0245%, 5.6975% 10/15/2034 (d)(e)(f)	100,000	99,937
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.4036% 10/15/2034 (d)(e)(f)	164,000	164,155
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.338% 11/15/2036 (d)(e)(f)	100,000	99,875
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.987% 11/15/2036 (d)(e)(f)	42,000	41,948
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.9114% 2/15/2042 (d)(e)(f)	100,000	98,468
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (f)	255,000	188,311
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	716,215
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	85,074
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2152% 3/15/2045 (d)(f)	220,000	156,193
WFCM Series 2022-C62 Class C, 4.3448% 4/15/2055 (d)	500,000	418,132
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (d)(f)	140,000	69,999
TOTAL UNITED STATES		21,619,761
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,149,879)		21,619,761

Common Stocks - 15.0%
	Shares	Value ($)
AUSTRALIA - 1.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Energy Group Ltd	27,107	643,453
Materials - 1.2%
Metals & Mining - 1.2%
Anglogold Ashanti Plc (South Africa)	13,900	1,387,387
BHP Group Ltd	81,720	2,956,836
Glencore PLC	237,300	1,797,280
TOTAL MATERIALS		6,141,503
TOTAL AUSTRALIA		6,784,956
BRAZIL - 0.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PRIO SA/Brazil (c)	96,800	1,237,319
Materials - 0.7%
Chemicals - 0.0%
Yara International ASA	3,300	192,900
Metals & Mining - 0.7%
Vale SA	143,900	2,291,354
Wheaton Precious Metals Corp	9,610	1,261,438
		3,552,792
TOTAL MATERIALS		3,745,692
TOTAL BRAZIL		4,983,011
CANADA - 2.7%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	1,700	184,872
Canadian Natural Resources Ltd	37,230	1,816,137
Imperial Oil Ltd	17,300	2,266,000
PrairieSky Royalty Ltd	4,300	99,533
TOTAL ENERGY		4,366,542
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	76	5,978
Materials - 1.9%
Chemicals - 0.7%
Nutrien Ltd	53,610	4,046,859
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd/CA	8,600	1,745,657
Alamos Gold Inc Class A	11,570	514,749
Barrick Mining Corp	7,700	314,675
Franco-Nevada Corp	4,610	1,141,481
G Mining Ventures Corp (c)	34,100	1,196,724
Hemlo Mining Corp (c)	38,500	179,617
Hudbay Minerals Inc	8,700	182,180
Major Drilling Group International Inc (c)	14,800	170,438
		5,445,521
Paper & Forest Products - 0.1%
West Fraser Timber Co Ltd	10,260	670,134
TOTAL MATERIALS		10,162,514
TOTAL CANADA		14,535,034
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	18,200	816,170
CHINA - 0.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Shenhua Energy Co Ltd H Shares	79,500	470,574
Materials - 0.6%
Metals & Mining - 0.6%
Chuangxin Industries Holdings Ltd H Shares	171,000	637,158
MMG Ltd (c)	1,152,000	1,091,463
Zijin Mining Group Co Ltd H Shares	362,000	1,628,457
TOTAL MATERIALS		3,357,078
TOTAL CHINA		3,827,652
FINLAND - 0.4%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	179	6,667
Materials - 0.4%
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	63,480	1,986,910
TOTAL FINLAND		1,993,577
GERMANY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG	45	7,760
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	871	19,076
TOTAL GERMANY		26,836
INDIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coal India Ltd	80,100	388,715
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	1,050	11,479
JAPAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
JX Advanced Metals Corp	16,900	374,568
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	171	19,619
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	89	21,971
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	31	10,420

TOTAL MEXICO		52,010
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	63,400	675,742
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	17,500	419,608
SPAIN - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	1,124	25,733
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	149	50,355
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	21,300	659,847
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	892	30,835
Multi-Utilities - 0.0%
National Grid PLC	2,432	41,053
TOTAL UTILITIES		71,888
TOTAL UNITED KINGDOM		731,735
UNITED STATES - 8.3%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp Class A (c)	246	28,799
Consumer Staples - 1.6%
Food Products - 1.6%
Archer-Daniels-Midland Co	61,920	4,500,965
Bunge Global SA	34,270	4,359,144
TOTAL CONSUMER STAPLES		8,860,109
Energy - 4.4%
Energy Equipment & Services - 0.0%
National Energy Services Reunited Corp (c)	4,800	103,056
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp (c)	16,571	703,273
BP PLC	211,000	1,651,456
Cheniere Energy Inc	143	40,578
Chevron Corp	20,542	4,250,140
Core Natural Resources Inc	2,000	209,460
Diamondback Energy Inc	5,800	1,147,182
Exxon Mobil Corp	44,030	7,470,130
HF Sinclair Corp	9,300	580,227
Kinder Morgan Inc	21,400	717,542
Murphy Oil Corp	18,600	767,250
Navigator Holdings Ltd	35,791	691,840
Occidental Petroleum Corp	8,600	559,000
Ovintiv Inc	20,420	1,212,131
Shell PLC	65,036	3,012,145
Targa Resources Corp	62	15,544
Williams Cos Inc/The	351	25,546
		23,053,444
TOTAL ENERGY		23,156,500
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (United States)	227	9,470
Waste Connections Inc (United States)	106	17,219
		26,689
Construction & Engineering - 0.0%
Ferrovial SE	191	12,426
MasTec Inc (c)	65	20,913
Quanta Services Inc	16	8,784
		42,123
Electrical Equipment - 0.0%
Bloom Energy Corp Class A (c)	28	3,794
GE Vernova Inc	22	19,204
Nextpower Inc Class A (c)	198	23,869
		46,867
Ground Transportation - 0.0%
CSX Corp	157	6,445
Norfolk Southern Corp	43	12,341
Union Pacific Corp	41	9,947
		28,733
Machinery - 0.0%
Caterpillar Inc	17	12,044
TOTAL INDUSTRIALS		156,456
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices Inc (c)	48	9,765
Broadcom Inc	70	21,666
NVIDIA Corp	466	81,270
TOTAL INFORMATION TECHNOLOGY		112,701
Materials - 2.2%
Chemicals - 1.7%
CF Industries Holdings Inc	19,500	2,531,880
Corteva Inc	80,220	6,715,216
		9,247,096
Containers & Packaging - 0.1%
International Paper Co	11,320	404,124
Metals & Mining - 0.4%
Nucor Corp	7,300	1,234,430
Steel Dynamics Inc	5,600	1,008,000
		2,242,430
TOTAL MATERIALS		11,893,650
Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	154	30,447
Utilities - 0.1%
Electric Utilities - 0.1%
American Electric Power Co Inc	86	11,273
Constellation Energy Corp	208	58,084
Duke Energy Corp	281	36,794
Entergy Corp	266	29,888
Evergy Inc	196	16,056
Exelon Corp	586	28,726
NextEra Energy Inc	797	74,025
NRG Energy Inc	597	87,246
PG&E Corp	1,447	25,424
		367,516
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (c)	29	9,257
Vistra Corp	387	58,178
		67,435
Multi-Utilities - 0.0%
Ameren Corp	90	9,893
CenterPoint Energy Inc	476	20,544
NiSource Inc	199	9,285
Sempra	416	40,423
		80,145
TOTAL UTILITIES		515,096
TOTAL UNITED STATES		44,753,758
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	25,445	608,368
TOTAL COMMON STOCKS (Cost $55,984,230)		81,059,307

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (d)(e)	7,000	170,030
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (d)(e)	17,400	434,304
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 8.95% (d)(e)	8,600	213,194
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (d)(e)	5,000	111,599
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (d)(e)	10,787	236,559
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (d)(e)	7,100	140,758
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (d)(e)	23,400	601,848
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (d)(e)	10,300	233,810
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (d)(e)	6,200	150,319
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (d)(e)	9,958	246,541
TOTAL FINANCIALS		2,538,962
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	39,258
RLJ Lodging Trust Series A,1.95%	400	9,720
TOTAL REAL ESTATE		48,978
TOTAL UNITED STATES		2,587,940
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,247,487)		2,587,940

Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (b)	703,217	79,280,658
Fidelity Real Estate Equity Central Fund (b)	386,507	54,516,839
TOTAL DOMESTIC EQUITY FUNDS (Cost $123,957,717)		133,797,497

Fixed-Income Funds - 25.1%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (b) (Cost $140,971,161)	1,442,784	135,592,855

Non-Convertible Corporate Bonds - 4.8%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (f)	250,000	267,458
UNITED STATES - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (f)	95,000	94,308
Cipher Compute LLC 7.125% 11/15/2030 (f)	40,000	41,441
Flash Compute LLC 7.25% 12/31/2030 (f)	100,000	100,679
Uniti Services LLC 7.5% 10/15/2033 (f)	100,000	103,965
WULF Compute LLC 7.75% 10/15/2030 (f)	115,000	121,519
TOTAL COMMUNICATION SERVICES		461,912
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	350,000	328,179
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (f)	100,000	97,698
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	250,000	251,526
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (f)	395,000	356,430
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	101,003
Las Vegas Sands Corp 6% 6/14/2030	100,000	102,855
Times Square Hotel Trust 8.528% 8/1/2026 (f)	30,167	30,193
		1,267,884
Household Durables - 0.2%
Century Communities Inc 6.625% 9/15/2033 (f)	250,000	244,911
LGI Homes Inc 4% 7/15/2029 (f)	170,000	151,416
LGI Homes Inc 7% 11/15/2032 (f)	325,000	301,349
M/I Homes Inc 3.95% 2/15/2030	300,000	281,348
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	99,745
		1,078,769
TOTAL CONSUMER DISCRETIONARY		2,346,653
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 3.2% 12/1/2031	335,000	302,486
Real Estate - 4.2%
Diversified REITs - 0.7%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	222,868
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	472,790
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,008,673
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	98,439
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	97,016
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	525,398
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	105,000	98,761
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	235,000	228,241
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	500,000	491,567
VICI Properties LP 5.125% 5/15/2032	750,000	739,094
		3,982,847
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	711,441
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	75,000	76,036
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	462,112
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	82,889
Ventas Realty LP 4.75% 11/15/2030	250,000	250,436
Ventas Realty LP 5% 2/15/2036	245,000	239,481
Welltower OP LLC 5.125% 7/1/2035	50,000	50,186
		1,872,581
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)	40,000	40,489
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (f)	65,000	66,188
		106,677
Industrial REITs - 0.0%
Prologis LP 5% 3/15/2034	176,000	176,403
Prologis LP 5.25% 5/15/2035	50,000	50,824
		227,227
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	142,631
Americold Realty Operating Partnership LP 5.6% 5/15/2032	250,000	247,307
CoStar Group Inc 2.8% 7/15/2030 (f)	215,000	194,422
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (f)	285,000	284,972
Essex Portfolio LP 4.5% 3/15/2048	40,000	32,684
Essex Portfolio LP 4.875% 2/15/2036	295,000	283,546
Extra Space Storage LP 2.35% 3/15/2032	500,000	429,022
Extra Space Storage LP 5.35% 1/15/2035	100,000	100,333
Extra Space Storage LP 5.4% 2/1/2034	250,000	252,051
Extra Space Storage LP 5.4% 6/15/2035	150,000	150,374
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	50,000	49,427
Taylor Morrison Communities Inc 5.75% 11/15/2032 (f)	50,000	50,044
		2,216,813
Residential REITs - 0.8%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	659,974
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	923,172
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	641,953
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	938,706
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	894,483
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,808
		4,062,096
Retail REITs - 0.7%
Agree LP 5.625% 6/15/2034	3,000	3,064
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	340,532
Kimco Realty OP LLC 5.3% 2/1/2036	100,000	101,030
Kite Realty Group LP 5.2% 8/15/2032	300,000	300,780
NNN REIT Inc 5.5% 6/15/2034	300,000	304,561
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	240,000	232,455
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	512,988
Realty Income Corp 4% 7/15/2029	250,000	247,203
Realty Income Corp 4.65% 3/15/2047	200,000	172,121
Realty Income Corp 5.125% 2/15/2034	250,000	251,678
Realty Income Corp 5.125% 4/15/2035	330,000	330,091
Simon Property Group LP 3.25% 9/13/2049	50,000	33,504
Simon Property Group LP 4.75% 9/26/2034	500,000	489,270
Simon Property Group LP 5.125% 10/1/2035	200,000	200,315
		3,519,592
Specialized REITs - 1.3%
American Tower Corp 3.7% 10/15/2049	500,000	358,925
American Tower Corp 4.05% 3/15/2032	750,000	718,513
American Tower Corp 5.35% 3/15/2035	250,000	251,621
American Tower Corp 5.4% 1/31/2035	300,000	302,713
American Tower Corp 5.45% 2/15/2034	300,000	304,969
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,103,956
Crown Castle Inc 2.5% 7/15/2031	500,000	440,472
Crown Castle Inc 2.9% 4/1/2041	240,000	169,593
Crown Castle Inc 3.8% 2/15/2028	100,000	98,569
Crown Castle Inc 5.2% 9/1/2034	175,000	173,018
EPR Properties 3.6% 11/15/2031	250,000	226,907
EPR Properties 4.95% 4/15/2028	250,000	249,666
Equinix Inc 3% 7/15/2050	50,000	31,115
Equinix Inc 3.9% 4/15/2032	250,000	236,012
Iron Mountain Inc 6.25% 1/15/2033 (f)	350,000	348,881
Millrose Properties Inc 6.25% 9/15/2032 (f)	50,000	49,080
Millrose Properties Inc 6.375% 8/1/2030 (f)	95,000	94,971
Public Storage Operating Co 5.1% 8/1/2033	500,000	510,616
Public Storage Operating Co 5.35% 8/1/2053	65,000	61,299
SBA Communications Corp 3.125% 2/1/2029	500,000	473,785
Weyerhaeuser Co 4% 4/15/2030	250,000	243,319
		6,448,000
TOTAL REAL ESTATE		22,435,833
TOTAL UNITED STATES		25,546,884
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $26,153,592)		25,814,342

Non-Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
UNITED STATES - 1.4%
Financials - 0.4%
Capital Markets - 0.0%
DigitalBridge Group Inc 7.125% Series J	2,561	42,206
DigitalBridge Group Inc Series H, 7.125%	1,906	31,906
DigitalBridge Group Inc Series I, 7.15%	1,749	28,421
		102,533
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp 7.75% Series G (d)	16,000	395,840
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (d)(e)	14,200	356,988
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (d)(e)	23,000	561,200
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (d)(e)	8,800	220,616
Arbor Realty Trust Inc Series D 6.375%	1,500	25,260
Arbor Realty Trust Inc Series F, 6.25% (d)	13,000	282,750
ARMOUR Residential REIT Inc 7% Series C	1,000	20,300
Pennymac Mortgage Investment Trust 6.75%	1,300	22,633
Pennymac Mortgage Investment Trust 8.125% (d)	2,000	45,380
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (d)(e)	4,200	92,232
Rithm Capital Corp 7% Series D (d)	2,700	65,745
Two Harbors Investment Corp 7.625% Series B (d)	2,699	67,340
Two Harbors Investment Corp 8.125% Series A (d)	3,571	88,525
		2,244,809
TOTAL FINANCIALS		2,347,342
Real Estate - 1.0%
Diversified REITs - 0.4%
Armada Hoffler Properties Inc Series A 6.75%	6,000	131,160
CTO Realty Growth Inc 6.375%	1,000	19,955
Gladstone Commercial Corp Series E 6.625%	3,600	79,956
Gladstone Commercial Corp Series G, 6%	18,200	353,990
Global Net Lease Inc 6.875% Series B	2,200	46,728
Global Net Lease Inc 7.25% Series A	9,300	201,717
Global Net Lease Inc 7.375% Series E	10,000	220,000
Global Net Lease Inc 7.5%	16,700	374,080
		1,427,586
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5% Series A	2,100	51,450
National Healthcare Properties Inc Series A, 7.375%	4,200	78,330
National Healthcare Properties Inc Series B, 7.125%	2,000	37,240
		167,020
Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust 6.3% Series F	10,273	199,296
Pebblebrook Hotel Trust 6.375%	17,200	334,024
Pebblebrook Hotel Trust 6.375% Series E	8,700	168,954
Pebblebrook Hotel Trust Series H, 5.7%	10,600	185,076
Summit Hotel Properties Inc Series E, 6.25%	6,800	117,980
Summit Hotel Properties Inc Series F, 5.875%	4,000	68,860
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	67,865
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	179,712
		1,321,767
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625% Series C	4,400	90,200
Rexford Industrial Realty Inc 5.875% Series B	1,200	25,938
		116,138
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	18,100	239,825
Vornado Realty Trust 5.25% Series M	2,263	36,661
Vornado Realty Trust Series L, 5.4%	1,496	24,265
Vornado Realty Trust Series N 5.25%	1,959	31,853
		332,604
Residential REITs - 0.0%
American Homes 4 Rent 5.875% Series G	5,200	117,000
American Homes 4 Rent Series H, 6.25%	481	11,405
UMH Properties Inc 6.375% Series D	3,900	81,315
		209,720
Retail REITs - 0.1%
Agree Realty Corp 4.25%	1,500	25,260
Cedar Realty Trust Inc 7.25%	415	8,985
Kimco Realty Corp 5.125%	11,600	224,692
Kimco Realty Corp Series M 5.25%	17,015	340,810
Regency Centers Corp 5.875%	2,000	44,220
Regency Centers Corp 6.25% Series A	4,500	101,385
Saul Centers Inc 6.125% Series D	1,300	26,780
		772,132
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.25%	5,800	117,392
Digital Realty Trust Inc Series L, 5.2%	13,670	265,062
National Storage Affiliates Trust Series A, 6%	200	4,530
Public Storage 4%	4,445	67,697
Public Storage 4%	2,815	42,844
Public Storage Operating Co 5.05% Series G	6,300	121,906
Public Storage Operating Co 5.15% Series F	3,200	62,784
Public Storage Series J, 4.7%	496	8,898
Public Storage Series L, 4.625%	2,265	39,705
Public Storage Series MM, 4.125%	1,000	15,650
		746,468
TOTAL REAL ESTATE		5,093,435
TOTAL UNITED STATES		7,440,777
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $7,765,019)		7,440,777

U.S. Treasury Obligations - 22.7%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	304,824	162,302
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.64	2,009,648	1,044,424
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	2.74	2,403,690	1,362,202
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.54	1,919,734	1,415,692
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	557,056	429,579
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	2,734,816	1,966,709
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.41	691,216	490,728
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	429,652	318,983
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.69	1,238,503	890,404
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	426,542	302,241
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	3,195,878	2,642,984
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.71	2,078,961	1,595,179
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	758,429	742,935
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.29	1,121,349	1,085,979
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,176,356	1,038,209
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	1,377,082	1,281,115
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	802,872	746,369
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	392,364	407,078
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	861,233	950,487
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,789,754	1,882,314
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.37 to 1.82	1,563,015	1,686,446
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	4,023,885	3,852,035
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	3,660,889	3,442,528
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,261,885	3,002,590
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,077,938	4,054,731
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	3,592,619	3,420,463
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	4,521,613	4,225,548
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	3,195,380	3,108,323
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	3,455,708	3,455,236
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	4,888,013	4,850,888
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,936,730	4,658,892
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	3,869,080	3,858,396
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	1,820,099	1,807,000
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,040,030	3,892,004
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.06 to 1.42	4,082,411	4,046,625
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.07 to 1.27	2,602,464	2,613,030
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.39 to 2.23	4,487,239	4,387,466
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.73 to 1.84	3,228,061	3,278,804
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.09 to 1.99	4,240,155	4,308,012
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.40 to 1.61	3,780,475	3,819,101
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	3,999,656	3,983,804
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.01	3,383,312	3,343,251
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	5,203,481	5,230,435
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.63 to 1.97	4,912,759	4,889,692
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	4,823,348	4,905,743
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,190,427	4,302,736
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.97 to 2.43	3,376,842	3,496,544
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,335,264)			122,676,236

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $5,930,328)	3.69	5,929,142	5,930,328

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $514,830,218)	539,251,156
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,666,769
NET ASSETS - 100.0%	540,917,925

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Non-income producing.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,174,454 or 3.9% of net assets.

(g)	Level 3 security.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,317,141	84,273,490	83,660,257	177,594	(46)	-	5,930,328	5,929,142	0.0%
Fidelity Commodity Strategy Central Fund	71,119,713	8,427,590	14,201,714	1,019,309	(788,596)	14,723,665	79,280,658	703,217	14.3%
Fidelity Floating Rate Central Fund	122,980,128	22,269,375	6,801,350	4,928,808	(146,456)	(2,708,842)	135,592,855	1,442,784	7.0%
Fidelity Real Estate Equity Central Fund	43,848,213	15,341,294	6,644,097	610,529	295,897	1,675,532	54,516,839	386,507	5.7%
Fidelity Securities Lending Cash Central Fund	-	12,773,638	12,773,525	540	(113)	-	-	-	0.0%
Total	243,265,195	143,085,387	124,080,943	6,736,780	(639,314)	13,690,355	275,320,680

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,732,113	-	2,732,113	-

Commercial Mortgage Securities	21,619,761	-	21,207,408	412,353

Common Stocks
Communication Services	28,799	28,799	-	-
Consumer Staples	8,860,109	8,860,109	-	-
Energy	31,342,558	24,096,760	7,245,798	-
Industrials	228,871	202,018	26,853	-
Information Technology	163,056	163,056	-	-
Materials	39,762,195	26,217,324	13,544,871	-
Real Estate	30,447	30,447	-	-
Utilities	643,272	515,096	128,176	-

Convertible Preferred Stocks
Financials	2,538,962	2,538,962	-	-
Real Estate	48,978	-	48,978	-

Domestic Equity Funds	133,797,497	133,797,497	-	-

Fixed-Income Funds	135,592,855	135,592,855	-	-

Non-Convertible Corporate Bonds
Communication Services	461,912	-	461,912	-
Consumer Discretionary	2,346,653	-	2,346,653	-
Energy	267,458	-	267,458	-
Health Care	302,486	-	302,486	-
Real Estate	22,435,833	-	22,435,833	-

Non-Convertible Preferred Stocks
Financials	2,347,342	2,347,342	-	-
Real Estate	5,093,435	5,093,435	-	-

U.S. Treasury Obligations	122,676,236	-	122,676,236	-

Money Market Funds	5,930,328	5,930,328	-	-
Total Investments in Securities:	539,251,156	345,414,028	193,424,775	412,353
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $243,971,012)	$263,930,476
Fidelity Central Funds (cost $270,859,206)	275,320,680

Total Investment in Securities (cost $514,830,218)		$539,251,156
Cash		16,318
Foreign currency held at value (cost $24,922)		24,898
Receivable for investments sold		6,200,588
Receivable for fund shares sold		738,102
Dividends receivable		128,665
Interest receivable		866,727
Distributions receivable from Fidelity Central Funds		32,889
Prepaid expenses		178
Receivable from investment adviser for expense reductions		26,709
Other receivables		1,837
Total assets		547,288,067
Liabilities
Payable for investments purchased	$5,474,606
Payable for fund shares redeemed	520,850
Accrued management fee	298,558
Distribution and service plan fees payable	14,987
Other payables and accrued expenses	61,141
Total liabilities		6,370,142
Net Assets		$540,917,925
Net Assets consist of:
Paid in capital		$804,728,859
Total accumulated earnings (loss)		(263,810,934)
Net Assets		$540,917,925

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($40,260,338 ÷ 4,310,770 shares)(a)		$9.34
Maximum offering price per share (100/96.00 of $9.34)		$9.73
Class M :
Net Asset Value and redemption price per share ($7,151,741 ÷ 764,786 shares)(a)		$9.35
Maximum offering price per share (100/96.00 of $9.35)		$9.74
Class C :
Net Asset Value and offering price per share ($6,067,694 ÷ 662,262 shares)(a)		$9.16
Strategic Real Return :
Net Asset Value, offering price and redemption price per share ($290,065,272 ÷ 30,876,400 shares)		$9.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($119,700,904 ÷ 12,674,178 shares)		$9.44
Class I :
Net Asset Value, offering price and redemption price per share ($61,810,025 ÷ 6,599,451 shares)		$9.37
Class Z :
Net Asset Value, offering price and redemption price per share ($15,861,951 ÷ 1,690,957 shares)		$9.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$1,189,788
Interest		2,928,182
Income from Fidelity Central Funds (including $540 from security lending)		6,736,780
Total income		10,854,750
Expenses
Management fee	$1,708,048
Distribution and service plan fees	89,107
Custodian fees and expenses	13,538
Independent trustees' fees and expenses	587
Registration fees	41,219
Audit fees	60,626
Legal	975
Miscellaneous	801
Total expenses before reductions	1,914,901
Expense reductions	(152,776)
Total expenses after reductions		1,762,125
Net Investment income (loss)		9,092,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,371,045
Fidelity Central Funds	(639,314)
Foreign currency transactions	538
Total net realized gain (loss)		8,732,269
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,222,866
Fidelity Central Funds	13,690,355
Assets and liabilities in foreign currencies	(289)
Total change in net unrealized appreciation (depreciation)		22,912,932
Net gain (loss)		31,645,201
Net increase (decrease) in net assets resulting from operations		$40,737,826
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,092,625	$24,430,050
Net realized gain (loss)	8,732,269	(346,411)
Change in net unrealized appreciation (depreciation)	22,912,932	6,468,880
Net increase (decrease) in net assets resulting from operations	40,737,826	30,552,519
Distributions to shareholders	(14,529,760)	(22,545,893)

Share transactions - net increase (decrease)	25,743,480	(25,520,568)
Total increase (decrease) in net assets	51,951,546	(17,513,942)

Net Assets
Beginning of period	488,966,379	506,480,321
End of period	$540,917,925	$488,966,379

Financial Highlights
Fidelity Advisor® Strategic Real Return Fund Class A

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.88	$8.73	$8.29	$8.53	$9.42	$8.07
Income from Investment Operations
Net investment income (loss) A,B	.149	.407	.379	.358	.719	.568
Net realized and unrealized gain (loss)	.562	.117	.475	.050	(1.078) C	.950
Total from investment operations	.711	.524	.854	.408	(.359)	1.518
Distributions from net investment income	(.251)	(.374)	(.414)	(.648)	(.531)	(.168)
Total distributions	(.251)	(.374)	(.414)	(.648)	(.531)	(.168)
Net asset value, end of period	$9.34	$8.88	$8.73	$8.29	$8.53	$9.42
Total Return D,E,F	8.21%	6.28%	10.70%	4.93%	(4.09)% C	19.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.04%	1.04%	1.05%	1.06%	1.11%
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.95%	.96%	1.00%
Expenses net of all reductions, if any	.95% I	.95%	.95%	.95%	.96%	1.00%
Net investment income (loss)	3.31% I	4.74%	4.53%	4.26%	7.81%	6.40%
Supplemental Data
Net assets, end of period (000 omitted)	$40,260	$39,191	$45,775	$54,548	$76,811	$37,357
Portfolio turnover rate J	40 % I	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class M

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.74	$8.30	$8.54	$9.43	$8.07
Income from Investment Operations
Net investment income (loss) A,B	.149	.407	.379	.359	.721	.567
Net realized and unrealized gain (loss)	.561	.117	.476	.050	(1.080) C	.960
Total from investment operations	.710	.524	.855	.409	(.359)	1.527
Distributions from net investment income	(.250)	(.374)	(.415)	(.649)	(.531)	(.167)
Total distributions	(.250)	(.374)	(.415)	(.649)	(.531)	(.167)
Net asset value, end of period	$9.35	$8.89	$8.74	$8.30	$8.54	$9.43
Total Return D,E,F	8.19%	6.27%	10.70%	4.94%	(4.09)% C	19.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.03% I	1.05%	1.05%	1.06%	1.06%	1.12%
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.95%	.96%	1.00%
Expenses net of all reductions, if any	.95% I	.95%	.95%	.95%	.96%	1.00%
Net investment income (loss)	3.31% I	4.74%	4.53%	4.26%	7.81%	6.40%
Supplemental Data
Net assets, end of period (000 omitted)	$7,152	$7,268	$7,473	$8,796	$11,557	$7,293
Portfolio turnover rate J	40 % I	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.12)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class C

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$8.57	$8.15	$8.39	$9.28	$7.95
Income from Investment Operations
Net investment income (loss) A,B	.113	.336	.311	.290	.639	.491
Net realized and unrealized gain (loss)	.554	.112	.459	.055	(1.057) C	.946
Total from investment operations	.667	.448	.770	.345	(.418)	1.437
Distributions from net investment income	(.217)	(.308)	(.350)	(.585)	(.472)	(.107)
Total distributions	(.217)	(.308)	(.350)	(.585)	(.472)	(.107)
Net asset value, end of period	$9.16	$8.71	$8.57	$8.15	$8.39	$9.28
Total Return D,E,F	7.83%	5.44%	9.77%	4.22%	(4.78)% C	18.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76% I	1.78%	1.78%	1.80%	1.79%	1.88%
Expenses net of fee waivers, if any	1.70 % I	1.70%	1.70%	1.70%	1.71%	1.75%
Expenses net of all reductions, if any	1.70% I	1.70%	1.70%	1.70%	1.71%	1.75%
Net investment income (loss)	2.56% I	3.99%	3.78%	3.51%	7.07%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$6,068	$6,375	$8,029	$10,720	$13,730	$4,549
Portfolio turnover rate J	40 % I	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (4.81)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.93	$8.78	$8.34	$8.58	$9.47	$8.10
Income from Investment Operations
Net investment income (loss) A,B	.161	.430	.402	.382	.749	.593
Net realized and unrealized gain (loss)	.562	.117	.474	.050	(1.087) C	.965
Total from investment operations	.723	.547	.876	.432	(.338)	1.558
Distributions from net investment income	(.263)	(.397)	(.436)	(.672)	(.552)	(.188)
Total distributions	(.263)	(.397)	(.436)	(.672)	(.552)	(.188)
Net asset value, end of period	$9.39	$8.93	$8.78	$8.34	$8.58	$9.47
Total Return D,E	8.31%	6.53%	10.93%	5.21%	(3.85)% C	19.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.77%	.78%	.79%	.78%	.85%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions, if any	.70% H	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	3.56% H	4.99%	4.78%	4.51%	8.06%	6.64%
Supplemental Data
Net assets, end of period (000 omitted)	$290,065	$278,414	$273,820	$260,909	$387,040	$236,076
Portfolio turnover rate I	40 % H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.88)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Real Return Fund Class K6

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$8.82	$8.37	$8.60	$9.48	$8.11
Income from Investment Operations
Net investment income (loss) A,B	.170	.449	.420	.398	.760	.616
Net realized and unrealized gain (loss)	.560	.124	.479	.054	(1.082) C	.948
Total from investment operations	.730	.573	.899	.452	(.322)	1.564
Distributions from net investment income	(.270)	(.413)	(.449)	(.682)	(.558)	(.194)
Total distributions	(.270)	(.413)	(.449)	(.682)	(.558)	(.194)
Net asset value, end of period	$9.44	$8.98	$8.82	$8.37	$8.60	$9.48
Total Return D,E	8.35%	6.82%	11.18%	5.44%	(3.68)% C	19.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.64%	.64%	.65%	.66%	.69%
Expenses net of fee waivers, if any	.51 % H	.51%	.51%	.51%	.52%	.56%
Expenses net of all reductions, if any	.51% H	.51%	.51%	.51%	.52%	.56%
Net investment income (loss)	3.75% H	5.18%	4.97%	4.70%	8.25%	6.83%
Supplemental Data
Net assets, end of period (000 omitted)	$119,701	$103,428	$107,717	$101,688	$99,831	$20,606
Portfolio turnover rate I	40 % H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.71)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class I

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$8.76	$8.32	$8.55	$9.44	$8.08
Income from Investment Operations
Net investment income (loss) A,B	.160	.429	.401	.381	.741	.594
Net realized and unrealized gain (loss)	.573	.108	.474	.060	(1.079) C	.955
Total from investment operations	.733	.537	.875	.441	(.338)	1.549
Distributions from net investment income	(.263)	(.397)	(.435)	(.671)	(.552)	(.189)
Total distributions	(.263)	(.397)	(.435)	(.671)	(.552)	(.189)
Net asset value, end of period	$9.37	$8.90	$8.76	$8.32	$8.55	$9.44
Total Return D,E	8.45%	6.43%	10.94%	5.33%	(3.86)% C	19.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.78%	.78%	.79%	.79%	.83%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions, if any	.70% H	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	3.56% H	4.99%	4.78%	4.51%	8.07%	6.64%
Supplemental Data
Net assets, end of period (000 omitted)	$61,810	$39,089	$41,478	$66,743	$185,361	$49,988
Portfolio turnover rate I	40 % H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.89)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Real Return Fund Class Z

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.92	$8.77	$8.32	$8.56	$9.45	$8.08
Income from Investment Operations
Net investment income (loss) A,B	.164	.437	.408	.389	.755	.610
Net realized and unrealized gain (loss)	.563	.113	.483	.051	(1.087) C	.952
Total from investment operations	.727	.550	.891	.440	(.332)	1.562
Distributions from net investment income	(.267)	(.400)	(.441)	(.680)	(.558)	(.192)
Total distributions	(.267)	(.400)	(.441)	(.680)	(.558)	(.192)
Net asset value, end of period	$9.38	$8.92	$8.77	$8.32	$8.56	$9.45
Total Return D,E	8.37%	6.58%	11.14%	5.32%	(3.79)% C	19.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.68%	.69%	.69%	.70%	.73%
Expenses net of fee waivers, if any	.61 % H	.61%	.61%	.61%	.62%	.66%
Expenses net of all reductions, if any	.61% H	.61%	.61%	.61%	.62%	.66%
Net investment income (loss)	3.65% H	5.08%	4.87%	4.60%	8.15%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$15,862	$15,202	$22,188	$40,802	$87,627	$56,997
Portfolio turnover rate I	40 % H	29%	23%	29%	32%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.82)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.01
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,049,156
Gross unrealized depreciation	(15,058,252)
Net unrealized appreciation (depreciation)	$23,990,904
Tax cost	$515,260,252

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,001,416)
Long-term	(270,350,189)
Total capital loss carryforward	$(299,351,605)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	91,715,756	78,618,411
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.72
Class K6	.57
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.73
Class C	.71
Strategic Real Return	.70
Class K6	.57
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	49,340	982
Class M	- %	.25%	9,022	37
Class C	.75%	.25%	30,745	2,026
			89,107	3,045
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,893
Class M	165
Class C A	3
3,061
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Real Return Fund	371

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Real Return Fund	1,303,128	1,901,205	505,740

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Strategic Real Return Fund	6,297
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Strategic Real Return Fund	445
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Real Return Fund	58	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	13,081
Class M	.95%	2,753
Class C	1.70%	1,715
Strategic Real Return	.70%	57,680
Class K6	.51%	59,994
Class I	.70%	13,965
Class Z	.61%	3,588
		152,776
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$1,101,784	$1,801,959
Class M	202,571	316,798
Class C	154,112	267,954
Strategic Real Return	8,087,590	12,634,713
Class K6	3,240,605	4,767,612
Class I	1,284,902	1,878,610
Class Z	458,196	878,247
Total	$14,529,760	$22,545,893
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2026	Year ended September 30, 2025	Six months ended March 31, 2026	Year ended September 30, 2025
Fidelity Strategic Real Return Fund
Class A
Shares sold	183,386	588,699	$1,653,151	$5,045,858
Reinvestment of distributions	123,003	208,064	1,078,736	1,763,619
Shares redeemed	(409,342)	(1,624,893)	(3,677,451)	(13,903,309)
Net increase (decrease)	(102,953)	(828,130)	$(945,564)	$(7,093,832)
Class M
Shares sold	13,631	38,608	$121,756	$331,236
Reinvestment of distributions	22,942	37,001	201,431	313,833
Shares redeemed	(89,415)	(112,776)	(807,736)	(970,673)
Net increase (decrease)	(52,842)	(37,167)	$(484,549)	$(325,604)
Class C
Shares sold	14,098	123,891	$125,099	$1,041,973
Reinvestment of distributions	17,857	32,138	153,928	267,693
Shares redeemed	(101,236)	(361,089)	(889,952)	(3,046,742)
Net increase (decrease)	(69,281)	(205,060)	$(610,925)	$(1,737,076)
Strategic Real Return
Shares sold	2,343,879	7,447,568	$21,241,358	$64,118,345
Reinvestment of distributions	848,920	1,364,652	7,483,369	11,613,303
Shares redeemed	(3,489,708)	(8,814,587)	(31,423,807)	(75,870,129)
Net increase (decrease)	(296,909)	(2,367)	$(2,699,080)	$(138,481)
Class K6
Shares sold	2,076,068	3,327,349	$18,862,372	$28,589,667
Reinvestment of distributions	365,757	557,101	3,240,605	4,767,612
Shares redeemed	(1,290,405)	(4,568,494)	(11,778,243)	(39,483,184)
Net increase (decrease)	1,151,420	(684,044)	$10,324,734	$(6,125,905)
Class I
Shares sold	4,191,808	2,159,148	$38,562,925	$18,569,704
Reinvestment of distributions	145,174	218,895	1,276,079	1,860,949
Shares redeemed	(2,127,148)	(2,723,887)	(19,535,626)	(23,467,597)
Net increase (decrease)	2,209,834	(345,844)	$20,303,378	$(3,036,944)
Class Z
Shares sold	259,720	553,739	$2,330,171	$4,786,745
Reinvestment of distributions	48,108	88,654	423,346	752,891
Shares redeemed	(321,400)	(1,468,688)	(2,898,031)	(12,602,362)
Net increase (decrease)	(13,572)	(826,295)	$(144,514)	$(7,062,726)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.814963.120
RRS-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026